Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Activities
Net income/(loss)	$ 142,630,000		$ 61,603,000		$ (258,435,000)
Adjustments to reconcile net income/(loss) to net cash used by operating activities:
Provision for loan losses	44,000,000		270,000,000		880,000,000
Provision/(benefit) for deferred income tax	36,035,000		233,513,000		(173,900,000)
Depreciation and amortization of premises and equipment	34,624,000		31,121,000		32,538,000
Amortization of intangible assets	4,380,000		5,526,000		6,017,000
Net other amortization and accretion	50,317,000		45,853,000		42,852,000
Decrease in derivatives, net	5,145,000		1,007,000		186,902,000
Market value adjustment on mortgage servicing rights	41,260,000		31,146,000		(67,813,000)
Repurchase and foreclosure provision	159,590,000		189,830,000		147,772,000
Fair value adjustment to foreclosed real estate	18,358,000		18,097,000		39,879,000
Goodwill impairment	10,100,000		3,348,000		16,591,000
Impairment of other intangible assets					341,000	[1],[2],[3]
Loss accruals from litigation and regulatory matters	41,279,000	[4]	2,398,000	[4]	3,466,000	[4]
(Gains)/losses on divestitures (a)	(10,143,000)	[5]			9,183,000	[5]
Stock-based compensation expense	14,173,000		11,987,000		8,969,000
Excess tax provision from stock-based compensation arrangements	5,771,000		5,577,000		5,701,000
Equity securities (gains)/losses, net	(35,392,000)		(10,548,000)		1,178,000
Debt securities gains, net	(772,000)		(374,000)
Gains on extinguishment of debt	(5,761,000)		(17,060,000)		(16,412,000)
Net losses on disposal of fixed assets	1,581,000		3,015,000		8,749,000
Net (increase)/decrease in:
Trading securities	(226,361,000)		(85,408,000)		181,872,000
Loans held for sale	(38,608,000)		77,212,000		114,153,000
Capital markets receivables	(18,896,000)		188,313,000		844,528,000
Interest receivable	5,449,000		8,576,000		15,061,000
Mortgage servicing rights - bulk sales			24,558,000		87,273,000
Other assets	(57,588,000)		1,258,000		(236,516,000)
Net increase/(decrease) in:
Capital markets payables	99,202,000		(227,469,000)		(822,453,000)
Interest payable	(7,945,000)		(6,741,000)		(31,144,000)
Other liabilities	(253,820,000)		(166,797,000)		(175,965,000)
Trading liabilities	(14,635,000)		68,533,000		(66,115,000)
Total adjustments	(98,657,000)		706,471,000		1,042,707,000
Net cash provided by operating activities	43,973,000		768,074,000		784,272,000
Investing Activities
Sales	495,095,000		528,767,000		18,943,000
Maturities	810,833,000		1,064,905,000		740,452,000
Purchases	(1,276,125,000)		(1,954,858,000)		(287,464,000)
Premises and equipment:
Purchases	(35,408,000)		(42,631,000)		(21,180,000)
Net (increase)/decrease in:
Loans	75,350,000		993,700,000		2,259,477,000
Interests retained from securitizations classified as trading securities	7,894,000		10,783,000		63,994,000
Interest-bearing cash	64,883,000		21,561,000		(331,508,000)
Cash receipts related to divestitures	24,467,000				803,000
Net cash provided by investing activities	166,989,000		622,227,000		2,443,517,000
Financing Activities
Exercise of stock options			93,000		3,000
Cash dividends paid	(7,944,000)
Repurchase of shares	(45,111,000)		(1,345,000)		(392,000)
Issuance of common shares			263,103,000
Repurchase of common stock warrant - CPP	(79,700,000)
Excess tax provision from stock-based compensation arrangements	(5,771,000)		(5,577,000)		(5,701,000)
Repayment of preferred equity - CPP			(866,540,000)
Cash dividends paid - preferred stock - CPP			(47,780,000)		(43,447,000)
Cash dividends paid - preferred stock - noncontrolling interest	(11,375,000)		(11,406,000)		(12,741,000)
Term borrowings:
Issuance	15,301,000		496,345,000
Payments/maturities	(695,936,000)		(288,260,000)		(1,600,613,000)
Increases in restricted term borrowings	10,318,000		8,537,000
Net cash paid for extinguishment of debt	(100,000,000)		(87,840,000)		(201,858,000)
Net increase/(decrease) in:
Deposits	1,004,778,000		341,016,000		625,432,000
Short-term borrowings	(236,041,000)		(1,340,468,000)		(2,394,657,000)
Net cash used by financing activities	(151,481,000)		(1,540,122,000)		(3,633,974,000)
Net increase/(decrease) in cash and cash equivalents	59,481,000		(149,821,000)		(406,185,000)
Cash and cash equivalents at beginning of period	768,774,000		918,595,000		1,324,780,000
Cash and cash equivalents at end of period	828,255,000		768,774,000		918,595,000
Supplemental Disclosures
Total interest paid	138,925,000		155,493,000		246,832,000
Total taxes paid	16,399,000		2,100,000		109,242,000
Transfer from loans to other real estate owned	63,932,000		180,506,000		217,733,000
After-tax gains on divestitures	$ 9,900,000

[1]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
[2]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[3]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[4]	2011 includes a $36.7 million litigation settlement. See Note 18 - Contingencies and Other Disclosures.
[5]	After-tax gains on divestiture are $9.9 million for 2011. See Note 2 - Acquisitions and Divestitures for further details related to divestitures.